Contingent Consideration - Additional Information (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Contingent consideration [abstract]
Contingent consideration liability increase (decrease)	$ 988,179	$ 936,354